Impact of New Accounting Pronouncements	12 Months Ended
Dec. 31, 2019
Accounting Changes and Error Corrections [Abstract]
Impact of New Accounting Pronouncements	Impact of New Accounting Pronouncements

Impact of new accounting pronouncements adopted during fiscal year ended December 31, 2019
Leases
The Company adopted ASC 842 'Leases' (ASC 842) with a date of initial application of January 1, 2019. The lease accounting policy applied in preparation of the results for the twelve months ended December 31, 2019 therefore reflect application of ASC 842. ICON adopted the standard using the cumulative-effect adjustment approach. Under this transition method, ICON has applied the new standard as at the date of initial application (i.e. January 1, 2019), without restatement of comparative period amounts. The cumulative effect of applying the new standard is recorded as an adjustment to the opening Consolidated Balance Sheet as at the date of initial application (see note 28 - Impact of change in accounting policies). The comparative information has not been adjusted and therefore the results for the years ended December 31, 2018 and December 31, 2017 continue to be reported under ASC 840 'Leases' (ASC 840).
The new standard requires lessees to recognize the rights and obligations resulting from virtually all leases on the balance sheet as right-of-use (ROU) assets with corresponding lease liabilities.
The most significant impact of application of the new standard for ICON relates to the recognition of ROU assets and lease liabilities on the Consolidated Balance Sheets for operating leases for certain property, vehicles and equipment. Prior to application of ASC 842, costs in respect of operating leases were charged to the Consolidated Statements of Operations on a straight-line basis over the lease term. A lease liability and ROU asset have been recorded on the Consolidated Balance Sheet as at January 1, 2019 of $106.5 million (see note 28 - Impact of change in accounting policies). The net operating cost of leases recorded in the year ended December 31, 2019 is $33.0 million (see note 22 - Operating leases).
Pursuant to certain practical expedients available as part of adopting ASC 842, ICON has not reassessed; whether existing or expired contracts are or contain leases, the classification of existing or expired leases, or whether unamortized initial direct costs meet the new definition of initial direct costs under ASC 842. Additionally, ICON has elected to use hindsight in determining the lease term and in assessing impairment of ROU assets, if any.
ICON determines if an arrangement is a lease at inception. Finance leases, if any, are depreciated on the same basis as property, plant and equipment. At December 31, 2019 and December 31, 2018, the Group did not account for any leases as finance leases.
Operating leases are included in operating ROU assets, other liabilities and non-current operating lease liabilities on our Consolidated Balance Sheets with the lease charge recognized on a straight-line basis over the lease term. ROU assets and lease liabilities are recognized based on the present value of future minimum lease payments over the lease term at commencement date or date of transition. Our lease terms may also include options to extend or terminate. ICON actively reviews options to extend or terminate leases and adjusts the ROU asset and lease liability when it is reasonably certain the option will be exercised. The ROU asset is adjusted for any prepayments made at the date of commencement and any initial direct costs incurred. As most of ICON's leases do not provide an implicit rate, the discount rate used is based on the rate of traded corporate bonds available at the commencement date adjusted for country risk, liquidity and lease term.
Leasehold improvements are amortized over the shorter of the depreciable lives of the corresponding fixed assets or the lease term including any applicable renewals. Certain property leases include variable lease payments resulting from periodic rent increases based on an index which are recognized as incurred in the Consolidated Statements of Operations.
ICON accounts for lease and non-lease components separately with lease components flowing through the Consolidated Balance Sheets and non-lease components expensed directly to the Consolidated Statements of Operations.
Other
We have reviewed the FASB issued Accounting Standards Update (ASU) accounting pronouncements and interpretations thereof that have effective dates during the periods reported. The following relevant ASUs have also been adopted in 2019:
In August 2017, the FASB issued ASU 2017-12 'Derivatives and Hedging - Targeted Improvements to Accounting for Hedging Activities (Topic 815)'. The updated guidance expands an entity’s ability to hedge nonfinancial and financial risk components and reduce complexity in fair value hedges of interest rate risk. The guidance eliminates the requirement to separately measure and report hedge ineffectiveness and generally requires the entire change in the fair value of a hedging instrument to be presented in the same income statement line as the hedged item. The guidance also eases certain documentation and assessment requirements and modifies the accounting for components excluded from the assessment of hedge effectiveness. Entities will apply the amendments to cash flow and net investment hedge relationships that exist on the date of adoption using a modified retrospective approach. The presentation and disclosure requirements apply prospectively. This ASU was effective for public business entities, for annual and interim periods in fiscal years beginning after December 15, 2018. The adoption of this ASU did not have a significant impact on the financial statements.

In July 2017, the FASB issued ASU 2017-11 'Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception' under which down round features will not cause certain equity-linked financial instruments to be accounted for as derivatives. A company that presents EPS information will reflect the effect of a down round feature of free-standing equity-linked financial instruments in EPS only if it is triggered. The ASU was effective for public business entities, for annual and interim periods in fiscal years beginning after December 15, 2018. The adoption of this ASU did not impact on the financial statements.

In January 2017, the FASB issued ASU 2017-04 'Intangibles - Goodwill and Other: Simplifying the test for goodwill impairment' which requires an entity to no longer perform a hypothetical purchase price allocation to measure goodwill impairment. Instead, impairment will be measured using the difference between the carrying amount and the fair value of the reporting unit. The ASU is effective for public businesses, that are SEC filers, for annual and interim periods in fiscal years beginning after December 15, 2019, with early adoption permitted. The Company early adopted this ASU from 1 January 2018. The adoption of this ASU did not have a significant impact on the financial statements.

In July 2018, the FASB issued ASU 2018-09 'Codification Improvements'. This amendment makes changes to a variety of topics to clarify, correct errors in, or make minor improvements to the Accounting Standards Codification (ASC). The transition and effective date guidance is based on the facts and circumstances of each amendment. Some of the amendments do not require transition guidance and will be effective upon issuance of ASU 2018-09. The amendments effective upon issuance did not have a material impact on the Company's consolidated financial statements. A majority of the amendments do have transition guidance with effective dates for annual periods beginning after December 15, 2018. The adoption of this ASU did not have a significant impact on the financial statements.

In June 2018, the FASB issued ASU 2018-07, which expands the scope of ASC 718 'Compensation—Stock Compensation' (ASC 718) to include share based payment transactions for acquiring goods and services from nonemployees and more closely aligns the accounting for employee and nonemployee share-based payments. This ASU was effective for public business entities for annual and interim periods in fiscal years beginning after December 15, 2018. The adoption of this ASU did not impact on the financial statements.

In February 2018, the FASB issued ASU 2018-02, which allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. This ASU was effective for all entities for annual and interim periods in fiscal years beginning after December 15, 2018. The adoption of this ASU did not have a significant impact on the financial statements.

In February 2018, the FASB issued ASU 2018-03, which provided technical corrections and improvements to ASU No. 2016-01 'Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities'. The amendments clarify certain aspects of the guidance issued in update 2016-01. The ASU was effective for public business entities for fiscal years beginning after December 15, 2017. The adoption of this ASU did not have a significant impact on the financial statements.

Impact of new accounting pronouncements which will be adopted during fiscal year ended December 31, 2020
In June 2016, the FASB issued ASU 2016-13 'Measurement of Credit Losses on Financial Instruments (Topic 326)', which significantly changes the way entities recognize impairment of many financial assets by requiring immediate recognition of estimated credit losses expected to occur over their remaining life. The update provides guidance on the measurement of credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The amendment replaces the current incurred loss impairment approach with a methodology to reflect expected credit losses and requires consideration of a broader range of reasonable and supportable information to explain credit loss estimates. The updated guidance is to be applied on a modified retrospective approach and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 for public business entities that are SEC filers. The adoption of Topic 326 is not expected to have a significant impact on the financial statements.
In August 2018, the FASB issued ASU No. 2018-15 'Intangibles - Goodwill and Other - Internal-Use Software: Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (Topic 350)'. The amendments in the update align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). The ASU is effective for public businesses, that are SEC filers for fiscal years beginning after December 15, 2019, and for interim periods within those fiscal years and is to be applied either retrospectively or prospectively to all implementation costs incurred after the adoption date. The adoption of ASU 2018-15 is not expected to have a significant impact on the financial statements.
In August 2018, the FASB issued ASU 2018-13 'Fair Value Measurement - Disclosure Framework (Topic 820)'. The updated guidance requires entities to disclose changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements and the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. Amendments in this guidance also require disclosure of transfers into and out of Level 3 of the fair value hierarchy, purchases and issues of Level 3 assets and liabilities, and clarify that the measurement uncertainty disclosure is about the uncertainty in measurement as of the reporting date. The guidance removes requirements to disclose the amounts and reasons for transfers between Level 1 and Level 2, policy for timing between of transfers between levels, and the valuation processes for Level 3 fair value measurements. The updated guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted for any removed or modified disclosures. The adoption of ASU 2018-13 is not expected to have a significant impact on the financial statements.

In November 2019, the FASB issued ASU 2019-08 'Codification Improvements—Share-Based Consideration Payable to a Customer'. The amendments in this update require that an entity measure and classify share-based payment awards granted to a customer by applying the guidance in ASC 718. The amount recorded as a reduction of the transaction price is required to be measured on the basis of the grant-date fair value of the share-based payment award in accordance with ASC 718. The grant date is the date at which a grantor (supplier) and a grantee (customer) reach a mutual understanding of the key terms and conditions of a share-based payment award. The classification and subsequent measurement of the award are subject to the guidance in ASC 718 unless the share-based payment award is subsequently modified and the grantee is no longer a customer. The amendments in this update are effective for public business entities in fiscal years beginning after December 15, 2019. The adoption of ASU 2019-08 is not expected to have a significant impact on the financial statements.
Impact of other new accounting pronouncements
In August 2018, the FASB issued ASU 2018-14 'Compensation - Retirement Benefits - Defined Benefit Plans (Topic 715)'. The updated guidance requires additional disclosures of weighted-average interest crediting rates for cash balance plans and an explanation of the reasons for significant gains and losses related to changes in the benefit obligation. Amendments in the guidance also clarify the requirement to disclose the projected benefit obligation (PBO) and fair value of plan assets for plans with PBOs in excess of plan assets. The same disclosure is needed for the accumulated benefit obligation (ABO) and fair value of plan assets for plans with ABOs in excess of plan assets. The guidance removes certain previous disclosure requirements no longer considered cost beneficial. The amendments are effective for fiscal years ending after December 15, 2020, with early adoption permitted. The Company is currently assessing the impact of adopting the updated provisions.
In December 2019, the FASB issued ASU 2019-12 'Simplifying the Accounting for Income Taxes (Topic 740)'. The amendments in this update simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The Company is currently assessing the impact of adopting the updated provisions.
No other new accounting pronouncement issued or effective has had, or is expected to have, a material impact on the Company’s consolidated financial statements.